Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Offsetting Of Derivative Assets And Liabilities
Spectrum Technical

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	4,533,559	(797,767)	3,735,792
Forwards	2,011,895	(1,677,220)	334,675

Total Assets	6,545,454	(2,474,987)	4,070,467

Liabilities
Futures	(797,767)	797,767	–
Forwards	(1,677,220)	1,677,220	–

Total Liabilities	(2,474,987)	2,474,987	–

Unrealized currency loss			(3,465,597)

Total net unrealized gain on open contracts			604,870

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	5,404,721	(1,139,524)	4,265,197
Forwards	728,738	(320,514)	408,224

Total Assets	6,133,459	(1,460,038)	4,673,421

Liabilities
Futures	(1,139,524)	1,139,524	–
Forwards	(320,514)	320,514	–

Total Liabilities	(1,460,038)	1,460,038	–

Unrealized currency loss			(3,447,831)

Total net unrealized gain on open contracts			1,225,590

Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2014 and 2013:

December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	35,163	(640,745)	1,817,116	(81,599)	1,129,935	1,561
Equity	713,684	(173,835)	17,967	(76,616)	481,200	1,203
Foreign currency	267,933	(1,043,641)	1,855,362	(290,158)	789,496	1,355
Interest rate	1,829,953	(149,230)	8,276	(19,163)	1,669,836	4,328
Total	2,846,733	(2,007,451)	3,698,721	(467,536)	4,070,467
Unrealized currency loss					(3,465,597)
Total net unrealized gain on open contracts					604,870

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	182,135	(386,829)	893,327	(124,717)	563,916	1,300
Equity	3,110,927	(1,174)	28,444	(5,500)	3,132,697	1,458
Foreign currency	539,752	(239,072)	601,972	(104,361)	798,291	4,080
Interest rate	152,993	(553,425)	623,909	(44,960)	178,517	3,501
Total	3,985,807	(1,180,500)	2,147,652	(279,538)	4,673,421
Unrealized currency loss					(3,447,831)
Total net unrealized gain on open contracts					1,225,590

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
Spectrum Technical

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012, included in Total Trading Results:

	December 31,
	2014	2013	2012
Type of Instrument	$	$	$
Commodity	3,173,650	1,447,554	7,806,061
Equity	3,873,373	16,778,460	(58,323,819)
Foreign currency	(6,165,114)	1,893,467	(30,995,834)
Interest rate	20,943,980	(10,210,043)	68,102,911
Unrealized currency gain (loss)	(52,678)	35,320	(6,376,922)
Total	21,773,211	9,944,758	(19,787,603)

Line items on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012:

	December 31,
	2014	2013	2012
Trading Results	$	$	$
Net realized	22,532,708	7,217,969	(6,219,265)
Net change in unrealized	(620,720)	2,267,134	(9,809,697)
Realized gain (loss) on Investment in Blackwater Master Fund	668,573	396,051	(4,657,167)
Unrealized appreciation (depreciation) on Investment in Blackwater Master Fund	(807,350)	63,604	898,526
Total Trading Results	21,773,211	9,944,758	(19,787,603)

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013:

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain (Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Foreign currency	–	–	–	–	–	826
Total	–	–	–	–	–
Unrealized currency gain (loss)					–
Total net unrealized gain (loss) on open contracts					–

Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
$
Options purchased	–	1

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Offsetting Of Derivative Assets And Liabilities
Spectrum Select

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	7,228,527	(1,519,724)	5,708,803
Forwards	2,346,025	(1,592,346)	753,679

Total Assets	9,574,552	(3,112,070)	6,462,482

Liabilities
Futures	(1,519,724)	1,519,724	–
Forwards	(1,592,346)	1,592,346	–

Total Liabilities	(3,112,070)	3,112,070	–

Unrealized currency loss			(669,947)

Total net unrealized gain on open contracts			5,792,535

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	9,894,085	(3,011,012)	6,883,073
Forwards	528,063	(69,127)	458,936

Total Assets	10,422,148	(3,080,139)	7,342,009

Liabilities
Futures	(3,011,012)	3,011,012	–
Forwards	(69,127)	69,127	–

Total Liabilities	(3,080,139)	3,080,139	–

Unrealized currency loss			(689,577)

Total net unrealized gain on open contracts			6,652,432

Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2014 and 2013:

December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	282,336	(2,191,868)	4,475,726	(216,133)	2,350,061	4,302
Equity	515,619	(278,910)	7,778	(105,700)	138,787	1,107
Foreign currency	161,381	(109,346)	1,083,928	(92,427)	1,043,536	1,707
Interest rate	3,045,534	(116,781)	2,250	(905)	2,930,098	4,621
Total	4,004,870	(2,696,905)	5,569,682	(415,165)	6,462,482
Unrealized currency loss					(669,947)
Total net unrealized gain on open contracts					5,792,535

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	561,914	(1,776,263)	2,430,029	(322,157)	893,523	4,153
Equity	3,462,235	–	36,105	(3,696)	3,494,644	1,717
Foreign currency	1,474,046	(124,132)	986,884	(59,129)	2,277,669	3,214
Interest rate	61,862	(636,034)	1,409,073	(158,728)	676,173	5,741
Total	5,560,057	(2,536,429)	4,862,091	(543,710)	7,342,009
Unrealized currency loss					(689,577)
Total net unrealized gain on open contracts					6,652,432

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	3
Options written	–	2

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
Spectrum Select

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012, included in Total Trading Results:

	December 31,
	2014	2013	2012
Type of Instrument	$	$	$
Commodity	11,295,753	(8,240,610)	(12,872,729)
Equity	(3,990,077)	17,236,173	6,993,095
Foreign currency	4,165,976	69,245	(2,206,555)
Interest rate	9,213,718	(3,637,449)	1,388,041
Unrealized currency gain	19,627	514,288	99,725
Total	20,704,997	5,941,647	(6,598,423)

Line items on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012:

	December 31,
	2014	2013	2012
Trading Results	$	$	$
Net realized	21,564,894	1,840,569	(2,747,878)
Net change in unrealized	(859,897)	4,101,078	(3,850,545)
Total	20,704,997	5,941,647	(6,598,423)